Investment in associate (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Schedule of summarized financial information in associate	Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2024	Dec 31 2023
Cash and cash equivalents	$18,934	$126,392
Other current assets[1]	49,803	189,062
Non-current assets	145,298	149,354
Current liabilities[1]	(42,901)	(157,835)
Other long-term liabilities, including current maturities	(10,376)	(135,940)
Net assets at 100%	$160,758	$171,033
Net assets at 63.1%	$101,438	$107,921
Long-term receivable from Atlas[1]	—	76,328
Investment in associate	$101,438	$184,249

Consolidated statements of income for the years ended December 31	2024	2023
Revenue[1]	$344,892	$466,312
Cost of sales and depreciation and amortization	(254,047)	(289,705)
Gas contract settlement	—	75,000
Operating income	90,845	251,607
Finance costs, finance income and other expenses	(5,739)	(10,316)
Income tax expense (b)	(24,353)	(83,659)
Net earnings at 100%	$60,753	$157,632
Earnings of associate at 63.1%	$38,335	$99,466

Dividends received from associate	$32,181	$112,318
Share capital reduction	$12,643	$—
[1] Includes related party transactions between Atlas and the Company (see note 23).